UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-2333

New Perspective Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Richard M. Phillips
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

New Perspective Fund®
Investment portfolio

December 31, 2005

unaudited

Common stocks — 91.28%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 15.17%
Google Inc., Class A1	1,920,000	$796,531
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	328,165,741	625,903
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	8,388,495	83,130
Microsoft Corp.	16,700,000	436,705
Samsung Electronics Co., Ltd.[2]	584,650	378,216
Hon Hai Precision Industry Co., Ltd.[2]	66,061,234	362,943
Cisco Systems, Inc.[1]	17,405,000	297,974
Murata Manufacturing Co., Ltd.[2]	4,579,200	293,296
ASML Holding NV1,2	7,270,000	145,367
ASML Holding NV (New York registered)[1]	6,313,000	126,765
Rohm Co., Ltd.[2]	2,340,000	253,897
Tokyo Electron Ltd.[2]	3,796,200	237,749
Applied Materials, Inc.	12,595,000	225,954
International Business Machines Corp.	2,380,000	195,636
Texas Instruments Inc.	5,950,000	190,816
Hoya Corp.[2]	4,731,600	170,021
Chi Mei Optoelectronics Corp.[2]	108,381,266	160,463
Advanced Micro Devices, Inc.[1]	5,000,000	153,000
Corning Inc.[1]	7,500,000	147,450
Oracle Corp.[1]	9,746,400	119,004
Yahoo! Inc.[1]	3,000,000	117,540
AU Optronics Corp. (ADR)	7,630,000	114,526
Hewlett-Packard Co.	3,920,600	112,247
SAP AG2	554,500	100,355
Altera Corp.[1]	4,725,000	87,554
Molex Inc.	3,340,000	86,673
Sun Microsystems, Inc.[1]	18,926,300	79,301
Motorola, Inc.	3,000,000	67,770
Agilent Technologies, Inc.[1]	2,030,880	67,608
Micron Technology, Inc.[1]	4,740,000	63,089
Flextronics International Ltd.[1]	6,000,000	62,640
Canon, Inc.[2]	1,000,000	58,466
Hitachi, Ltd.[2]	7,500,000	50,521
Nortel Networks Corp.[1]	16,000,000	48,960
Cadence Design Systems, Inc.[1]	2,750,000	46,530
QUALCOMM Inc.	1,000,000	43,080
Xilinx, Inc.	1,625,000	40,966
KLA-Tencor Corp.	740,897	36,548
NEC Corp.[2]	3,274,100	20,260
TDK Corp.[2]	275,000	18,915
Samsung Electro-Mechanics Co., Ltd.[2]	235,000	8,882
		6,733,251

FINANCIALS — 13.94%
Allianz AG2	3,209,000	$485,172
American International Group, Inc.	6,766,319	461,666
ING Groep NV2	13,282,651	460,063
Société Générale[2]	3,685,000	453,493
UniCredito Italiano SpA[2]	61,919,660	424,697
Erste Bank der oesterreichischen Sparkassen AG2	6,921,292	384,041
Mitsubishi UFJ Financial Group, Inc.[2]	24,649	334,163
Citigroup Inc.	5,856,667	284,224
HSBC Holdings PLC[2]	16,500,953	265,011
DEPFA BANK PLC[2]	16,101,070	237,724
Mizuho Financial Group, Inc.[2]	27,100	214,921
DBS Group Holdings Ltd.[2]	20,550,000	203,901
J.P. Morgan Chase & Co.	5,045,000	200,236
Royal Bank of Scotland Group PLC[2]	6,610,446	199,263
Banco Santander Central Hispano, SA2	14,233,764	187,595
Macquarie Bank Ltd.[2]	3,308,000	165,343
Westpac Banking Corp.[2]	9,716,763	162,266
Bank of Nova Scotia	3,300,000	130,967
UBS AG2	1,279,603	121,894
Credit Suisse Group[2]	2,225,640	113,216
XL Capital Ltd., Class A	1,600,000	107,808
Royal Bank of Canada	1,239,500	96,817
Sumitomo Mitsui Financial Group, Inc. [2]	7,921	83,579
QBE Insurance Group Ltd.[2]	5,218,492	74,915
Groupe Bruxelles Lambert SA2	675,000	66,089
Fortis[2]	2,061,800	65,612
Sompo Japan Insurance Inc.[2]	4,297,000	57,858
Willis Group Holdings Ltd.	1,550,000	57,257
Crédit Agricole SA2	1,563,000	49,250
Bank of America Corp.	500,000	23,075
Manulife Financial Corp.	300,000	17,617
		6,189,733

ENERGY — 9.42%
Royal Dutch Shell PLC, Class B2	13,858,621	443,802
Royal Dutch Shell PLC, Class A (ADR)	5,255,000	323,130
Royal Dutch Shell PLC, Class A2	260,000	7,941
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	4,855,000	312,516
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,894,900	277,590
Halliburton Co.	5,600,000	346,976
Canadian Natural Resources, Ltd.	6,280,000	311,299
ENI SpA[2]	10,902,000	301,974
TOTAL SA2	1,036,100	260,499
Baker Hughes Inc.	4,100,000	249,198
Norsk Hydro ASA[2]	2,164,000	223,415
Schlumberger Ltd.	2,130,000	206,930
Anadarko Petroleum Corp.	2,000,000	189,500
Chevron Corp.	2,778,732	157,749
Reliance Industries Ltd.[2]	7,596,600	150,289
Technip SA2	2,150,000	129,342
Imperial Oil Ltd.	1,100,000	109,560
Exxon Mobil Corp.	1,235,000	69,370
Apache Corp.	1,000,000	68,520
Transocean Inc.[1]	616,500	42,964
		4,182,564

MATERIALS — 9.26%
Newmont Mining Corp.	10,650,000	$568,710
POSCO[2]	1,849,160	370,742
Nitto Denko Corp.[2]	4,705,000	367,151
Placer Dome Inc.	13,550,000	310,702
Barrick Gold Corp.	10,000,000	278,700
Dow Chemical Co.	5,970,000	261,605
Alcoa Inc.	8,453,300	249,964
Cia. Vale do Rio Doce, ordinary nominative (ADR)	5,380,000	221,333
Anglo American PLC[2]	5,000,000	168,790
Gold Fields Ltd.[2]	9,500,855	167,532
BASF AG2	2,000,000	152,935
International Paper Co.	4,430,000	148,892
AngloGold Ashanti Ltd.[2]	2,110,000	104,441
L’Air Liquide[2]	517,000	99,306
Smurfit-Stone Container Corp.[1]	6,700,000	94,939
Weyerhaeuser Co.	1,300,000	86,242
Akzo Nobel NV2	1,805,000	83,597
BHP Billiton Ltd.[2]	5,000,000	83,078
Holcim Ltd.[2]	1,028,571	70,032
Alcan Inc.	1,575,000	64,496
Cemex, SA de CV, ordinary participation certificates, units (ADR)	831,302	49,321
Rohm and Haas Co.	1,000,000	48,420
Bayer AG2	1,100,000	45,949
Valspar Corp.	382,100	9,426
Abitibi-Consolidated Inc.	1,272,755	5,102
		4,111,405

CONSUMER DISCRETIONARY — 8.79%
Toyota Motor Corp.[2]	7,800,000	404,486
Hyundai Motor Co.[2]	4,128,530	395,198
Bridgestone Corp.[2]	15,732,000	326,736
Time Warner Inc.	18,015,000	314,182
News Corp. Inc., Class A	16,162,944	251,334
News Corp. Inc., Class B	3,220,000	53,484
Honda Motor Co., Ltd.[2]	4,512,500	257,325
Industria de Diseno Textil, SA2	5,921,100	192,879
Starbucks Corp.[1]	6,000,000	180,060
Esprit Holdings Ltd.[2]	21,614,000	153,746
Lagardère Groupe SCA[2]	1,800,000	138,328
Kingfisher PLC[2]	29,721,981	121,148
Porsche AG, nonvoting preferred[2]	162,000	116,216
Carnival Corp., units	2,100,000	112,287
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,316,400	105,970
Pearson PLC[2]	8,326,000	98,402
Sony Corp.[2]	2,250,000	91,894
Suzuki Motor Corp.[2]	4,360,000	80,801
MGM Mirage, Inc.[1]	2,000,000	73,340
Discovery Holding Co.[1]	4,429,900	67,113
Sharp Corp.[2]	4,348,000	66,095
Walt Disney Co.	2,500,000	59,925
Reed Elsevier PLC[2]	5,100,000	47,840
Mediaset SpA[2]	4,500,000	47,642
Bayerische Motoren Werke AG2	864,600	37,860
Dow Jones & Co., Inc.	1,000,000	35,490
Clear Channel Communications, Inc.	850,000	26,732
Cie. Financière Richemont AG, units, Class A2	555,291	24,131
General Motors Corp.	900,000	17,478
Liberty Media Corp., Class A1	400,000	3,148
Antena 3 Televisión, SA2	78,708	1,875
TI Automotive Ltd., Class A1,2	4,578,091	—
		3,903,145

CONSUMER STAPLES — 8.57%
Altria Group, Inc.	11,312,500	845,270
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	12,367,500	470,583
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,345,000	43,982
Nestlé SA2	1,625,150	485,273
Koninklijke Ahold NV1,2	41,744,666	312,916
PepsiCo, Inc.	4,275,000	252,567
Groupe Danone[2]	2,290,000	239,333
Tesco PLC[2]	38,996,011	222,273
Seven & I Holdings Co., Ltd.[1,2]	4,860,700	208,388
Unilever NV2	2,102,500	143,787
Unilever NV (New York registered)	395,000	27,117
Avon Products, Inc.	5,566,400	158,921
Coca-Cola Co.	3,300,000	133,023
Anheuser-Busch Companies, Inc.	2,435,000	104,608
Diageo PLC[2]	3,085,000	44,631
Wal-Mart de México, SA de CV, Series V	7,416,996	41,230
L’Oréal SA2	390,000	28,942
Unilever PLC[2]	2,854,010	28,280
Imperial Tobacco Group PLC[2]	465,000	13,884
		3,805,008

HEALTH CARE — 8.29%
Roche Holding AG2	6,713,600	1,007,604
Sanofi-Aventis[2]	7,348,112	642,467
AstraZeneca PLC (Sweden)[2]	8,747,809	427,399
AstraZeneca PLC (United Kingdom)[2]	550,000	26,731
Novo Nordisk A/S, Class B2	5,195,000	292,072
UCB NV2	3,836,494	180,009
Medtronic, Inc.	2,960,000	170,407
Smith & Nephew PLC[2]	17,699,300	163,049
Novartis AG2	2,125,000	111,666
Novartis AG (ADR)	925,000	48,544
Johnson & Johnson	2,350,000	141,235
Bristol-Myers Squibb Co.	5,700,000	130,986
Chugai Pharmaceutical Co., Ltd.[2]	5,347,100	114,807
Shionogi & Co., Ltd.[2]	5,221,000	73,535
Schering-Plough Corp.	3,000,000	62,550
Forest Laboratories, Inc.[1]	1,200,000	48,816
Elan Corp., PLC (ADR)[1]	2,000,000	27,860
H. Lundbeck A/S2	383,897	7,943
		3,677,680

INDUSTRIALS — 6.78%
Tyco International Ltd.	17,312,500	$499,639
General Electric Co.	12,360,500	433,236
United Parcel Service, Inc., Class B	4,551,700	342,060
FANUC LTD[2]	2,956,000	250,707
Ryanair Holdings PLC (ADR)[1]	3,937,500	220,461
Siemens AG2	2,548,300	218,009
Asahi Glass Co., Ltd.[2]	14,692,000	189,199
Sandvik AB2	4,000,000	186,102
British Airways PLC[1,2]	31,640,000	181,494
3M Co.	1,640,000	127,100
SMC Corp.[2]	705,000	100,545
Parker Hannifin Corp.	800,000	52,768
Deere & Co.	700,000	47,677
Caterpillar Inc.	720,000	41,594
Boeing Co.	475,000	33,364
Lockheed Martin Corp.	475,000	30,224
Monster Worldwide Inc.[1]	685,000	27,962
Geberit AG2	34,000	26,885
		3,009,026

TELECOMMUNICATION SERVICES — 4.75%
Vodafone Group PLC[2]	291,564,125	628,226
Koninklijke KPN NV2	40,701,700	407,728
France Télécom, SA2	11,400,000	283,053
Deutsche Telekom AG2	15,520,300	258,336
Telefónica, SA2	13,511,330	203,247
América Móvil SA de CV, Series L (ADR)	6,765,000	197,944
AT&T Inc.	4,138,720	101,357
Singapore Telecommunications Ltd.[2]	17,195,285	26,960
		2,106,851

UTILITIES — 2.03%
E.ON AG2	3,300,000	341,573
Veolia Environnement[2]	5,230,275	236,597
National Grid PLC[2]	15,387,944	150,441
Scottish Power PLC[2]	12,676,000	118,290
Gas Natural SDG, SA2	1,969,543	55,123
		902,024

MISCELLANEOUS — 4.28%
Other common stocks in initial period of acquisition		1,899,114

Total common stocks (cost: $27,627,989,000)		40,519,801

Warrants — 0.04%	Shares	Market value (000)

FINANCIALS — 0.04%
ING Groep NV, warrants, expire 2008[1]	1,265,000	$17,056

CONSUMER DISCRETIONARY — 0.00%
NTL Inc., Series A, warrants, expire 2011[1]	39,037	22

Total warrants (cost: $91,917,000)		17,078

Bonds & notes — 0.04%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.04%
General Motors Corp. 7.20% 2011	$13,950	9,870
General Motors Corp. 7.125% 2013	14,760	9,815

Total bonds & notes (cost: $20,124,000)		19,685

Short-term securities — 8.48%

HBOS Treasury Services PLC 4.185%-4.40% due 2/7-3/21/2006	204,600	203,736
Depfa Bank PLC 4.09%-4.26% due 1/9-2/17/2006[3]	182,200	181,603
BNP Paribas Finance Inc. 4.19%-4.39% due 2/10-3/27/2006	177,000	175,552
HSBC USA Inc. 4.12%-4.41% due 1/3-3/28/2006	176,200	175,257
ANZ National (International) Ltd. 4.17%-4.37% due 2/3-3/14/2006[3]	150,000	149,161
ANZ (Delaware) Inc. 4.16% due 1/17/2006	25,000	24,952
Barclays U.S. Funding Corp. 4.07%-4.365% due 1/9-3/16/2006	149,700	149,085
Danske Corp. 4.18%-4.37% due 1/24-3/15/2006[3]	150,000	148,967
Bank of Ireland 4.18%-4.34% due 2/3-2/22/2006[3]	140,800	140,167
IXIS Commercial Paper Corp. 4.14%-4.31% due 1/17-2/23/2006[3]	136,600	136,102
Westpac Trust Securities NZ Ltd. 4.16%-4.23% due 1/31-2/14/2006[3]	125,900	125,358
Royal Bank of Scotland PLC 4.03%-4.15% due 1/5-1/20/2006	125,000	124,849
Dexia Delaware LLC 4.12%-4.265% due 1/4-2/10/2006	125,000	124,648
Bank of America Corp. 4.12% due 1/25/2006	50,000	49,860
Ranger Funding Co. LLC 4.28%-4.37% due 1/19-3/10/2006[3]	72,368	71,971
Amsterdam Funding Corp. 4.06%-4.19% due 1/4-2/2/2006[3]	117,400	117,118
Spintab AB (Swedmortgage) 4.18%-5.20% due 1/31-2/15/2006	111,700	111,175
Barton Capital LLC 4.10% due 1/10/2006[3]	50,000	49,946
Société Générale North America Inc. 4.14% due 1/26/2006	50,000	49,855
Lloyds Bank PLC 4.14%-4.22% due 1/19-2/13/2006	100,000	99,637
Rabobank USA Financial Corp. 4.155%-4.185% due 1/24-2/13/2006	100,000	99,603
Stadshypotek Delaware Inc. 4.22% due 2/13-2/14/2006[3]	100,000	99,475
CAFCO, LLC 4.19%-4.39% due 1/27-3/20/2006[3]	100,000	99,379
Canadian Imperial Holdings Inc. 4.19%-4.355% due 1/23-3/2/2006	78,100	77,654
American Honda Finance Corp. 4.11%-4.31% due 1/18-2/24/2006	75,000	74,680
Fannie Mae 4.25%-4.31% due 3/1-3/15/2006	75,000	74,381
CBA (Delaware) Finance Inc. 4.23%-4.385% due 2/15-3/20/2006	67,500	67,076
Edison Asset Securitization LLC 4.30% due 2/16/2006[3]	54,700	54,400
General Electric Capital Corp. 4.20% due 1/3/2006	2,200	2,199
Freddie Mac 3.935%-4.23% due 1/3-2/16/2006	55,877	55,746
UBS Finance (Delaware) LLC 4.10%-4.38% due 1/10-3/28/2006	55,000	54,710
Calyon North America Inc. 4.235% due 2/2/2006	50,000	49,995
Variable Funding Capital Corp. 4.05% due 1/6/2006[3]	50,000	49,967
ING (U.S.) Funding LLC 4.08% due 1/12/2006	50,000	49,934
Export Development Corp. 4.13% due 2/1/2006	50,000	49,820
Allied Irish Banks N.A. Inc. 4.165% due 1/31/2006[3]	50,000	49,818
European Investment Bank 4.245% due 2/22/2006	50,000	49,702
Old Line Funding, LLC 4.11%-4.14% due 1/4-1/11/2006[3]	27,989	27,958
Thunder Bay Funding, LLC 4.19% due 1/17/2006[3]	20,000	19,960
Federal Home Loan Bank 4.05%-4.10% due 1/11-1/20/2006	42,600	42,526
Siemens Capital Co. LLC 4.20%-4.22% due 2/8/2006	39,000	38,827
DaimlerChrysler Revolving Auto Conduit LLC II 4.40% due 3/21/2006	33,000	32,686
Bank of Montreal 4.13% due 1/13/2006	25,000	24,999
J.P. Morgan Chase & Co. 4.10% due 1/11/2006	25,000	24,970
Swedish Export Credit Corp. 4.27% due 1/31/2006	25,000	24,908
Clipper Receivables Co., LLC 4.32% due 2/10/2006[3]	25,000	24,877
BMW U.S. Capital Corp. 4.25% due 1/19/2006[3]	14,500	14,467
National Australia Bank Ltd. 4.27% due 1/18/2006[3]	12,100	12,074
GlaxoSmithKline Finance PLC 4.23% due 2/16/2006	7,700	7,659

Total short-term securities (cost: $3,763,024,000)		3,763,449

Total investment securities (cost: $31,503,054,000)		44,320,013
Other assets less liabilities		68,919

Net assets		$44,388,932

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. At December 31, 2005, 133 of the fund’s securities, including those in "Miscellaneous" (with aggregate value of $23,440,383,000), were fair valued under procedures that took into account significant price changes that occurred between the close of trading in those securities and the close of regular trading on the New York Stock Exchange.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,572,768,000, which represented 3.54% of the net assets of the fund.

ADR = American Depositary Receipts

Federal income tax information (dollars in thousands)

Gross unrealized appreciation on investment securities	$13,214,017
Gross unrealized depreciation on investment securities	(428,247)
Net unrealized appreciation on investment securities	12,785,770
Cost of investment securities for federal income tax purposes	31,534,243

MFGEFP-907-0206-S4526

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: February 28, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: February 28, 2006